Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table shows the past three fiscal years’ Summary Compensation Table (“SCT”) pay, Compensation Actually Paid (“CAP”), our cumulative TSR, the cumulative TSR of our peer group over the same period, our net income, and our Adjusted Operating Earnings. As the table below demonstrates, there is a direct relationship between our financial outcomes and CAP to our Principal Executive Officer (“PEO”) and the average of CAP to the remaining Named Executive Officers (“NEOs”). The Compensation and Human Resources Committee believes that the Company’s pay-for-performance approach is working as designed.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (6)(7)	Adjusted Operating Earnings ($) (6)(8)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2022	$12,063,106	$37,592,472	$3,517,094	$8,554,327	$208.92	$162.82	$3,583	$5,340
2021	12,297,011	41,855,959	3,629,671	10,030,746	185.18	156.64	1,631	2,884
2020	12,788,259	17,070,893	3,843,282	4,784,098	107.57	106.76	666	734

Named Executive Officers, Footnote [Text Block]	The dollar amounts are the amounts of total compensation reported for James (“Joc”) C. O’Rourke for each corresponding year in the “Total” column of the SCT.
(2)The dollar amounts reported represent the amount of CAP to Mr. O’Rourke, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. O’Rourke during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “PEO SCT Total to CAP Reconciliation” table displays the adjustments made to Mr. O’Rourke’s total compensation for each year to determine the CAP.
(3)The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Clint C. Freeland, Corrine D. Ricard, Bruce M. Bodine and Walter F. Precourt III; and (ii) for 2020, Messrs. Freeland and Precourt, Ms. Ricard and Richard N. McLellan.
(4)The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Non-PEO SCT Total to CAP Reconciliation” table displays the adjustments made to the average of the NEOs’ (excluding the PEO) total compensation for each year to determine the CAP.

Peer Group Issuers, Footnote [Text Block]		Standard & Poor’s Materials Index
PEO Total Compensation Amount		$ 12,063,106	$ 12,297,011	$ 12,788,259
PEO Actually Paid Compensation Amount		$ 37,592,472	41,855,959	17,070,893
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation:

Year	Summary Compensation Table Total	Less: Reported Fair Value of Equity Awards	Plus: Year-End Fair Value of Equity Awards Granted in the Year	Plus: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested	Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	CAP
2022	$12,063,106	$(8,311,276)	$6,423,586	$11,881,021	$15,536,035	$37,592,472
2021	12,297,011	(7,919,369)	12,030,989	23,482,220	$1,965,108	$41,855,959
2020	12,788,259	(8,258,501)	13,606,461	686,548	$(1,751,874)	$17,070,893

Non-PEO NEO Average Total Compensation Amount	$ 3,517,094		3,629,671	3,843,282
Non-PEO NEO Average Compensation Actually Paid Amount		$ 8,554,327	10,030,746	4,784,098
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO SCT Total to CAP Reconciliation:

Year	Summary Compensation Table Total	Less: Reported Fair Value of Equity Awards	Plus: Year-End Fair Value of Equity Awards Granted in the Year	Plus: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested	Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Less: Reported Change in the Actuarial Present Value of Pension Benefits[1]	CAP
2022	$3,517,094	$(1,827,948)	$1,412,777	$2,567,929	$2,853,550	$30,925	$8,554,327
2021	3,629,671	(1,685,544)	2,560,654	4,948,624	581,791	(4,450)	10,030,746
2020	3,843,282	(1,794,581)	2,956,699	166,024	(295,651)	(91,675)	4,784,098

Tabular List [Table Text Block]
Important Financial Performance Measures
The following financial performance measures played a meaningful role in the amount of CAP to Mosaic NEOs for 2022:

Total Shareholder Return
Adjusted Operating Earnings
Free Cash Flow
Cost Control
Performance Products Sales

Total Shareholder Return Amount		$ 208.92	185.18	107.57
Peer Group Total Shareholder Return Amount		162.82	156.64	106.76
Net Income (Loss)		$ 3,583,000,000	$ 1,630,600,000	$ 666,000,000
Company Selected Measure Amount		5,340,000,000	2,884,000,000	734,000,000
PEO Name		James (“Joc”) C. O’Rourke
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Earnings
Non-GAAP Measure Description [Text Block]		Adjusted Operating Earnings is defined as shown on Appendix A.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Cost Control
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Performance Products Sales
PEO [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (8,311,276)	$ (7,919,369)	$ (8,258,501)
PEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,423,586	12,030,989	13,606,461
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,881,021	23,482,220	686,548
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,536,035	1,965,108	(1,751,874)
Non-PEO NEO [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,827,948)	(1,685,544)	(1,794,581)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,412,777	2,560,654	2,956,699
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,567,929	4,948,624	166,024
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,853,550	581,791	(295,651)
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 30,925	$ (4,450)	$ (91,675)